PUTNAM INTERNATIONAL GROWTH AND INCOME FUND

                 Prospectus Supplement dated April 7, 1997
                     to Prospectus dated April 1, 1997

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------

Justin M. Scott       1996        Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1988.


George W. Stairs      1997        Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1994.  Prior
                                  to July 1994, Mr. Stairs was
                                  an Associate at Value Quest
                                  Ltd.


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